Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

As of December 31, 2018, our financial assets and liabilities measured at fair value on a recurring basis were categorized as follows:

	Total	Level 1	Level 2		Level 3
Assets
Available for sale customer trust funds assets	$1,715.0	$—	$1,715.0	(a)	$—
Total assets measured at fair value	$1,715.0	$—	$1,715.0		$—

As of December 31, 2017, our financial assets and liabilities measured at fair value on a recurring basis were categorized as follows:

	Total	Level 1	Level 2		Level 3
Assets
Available for sale customer trust funds assets	$1,782.1	$—	$1,782.1	(a)	$—
Total assets measured at fair value	$1,782.1	$—	$1,782.1		$—

(a)	Fair value is based on inputs that are observable for the asset or liability, other than quoted prices.